VOYA EQUITY TRUST
Voya U.S. High Dividend Low Volatility Fund
(the "Fund")
Supplement dated December 4, 2020
to the Fund's Class A, Class I, Class R6, and Class T shares Prospectus, Class P3 shares
Prospectus, and Summary Prospectuses each dated September 30, 2020
(each a "Prospectus" and collectively the "Prospectuses")
On November 19, 2020, the Board of Trustees of Voya Equity Trust approved changes with respect to the Fund's management fees, expense limits, principal investment strategies and primary benchmark, effective on or about December 31, 2020.
Effective on or about December 31, 2020, the Fund's Prospectuses are revised as follows:
1.
The section entitled "Annual Fund Operating Expenses" of the Fund's Class A, Class I, Class
R6 and Class T shares Prospectuses is deleted and replaced with the following:
Annual Fund Operating Expenses
2
Expenses you pay each year as a % of the value of your investment
Class		A	I	R6	T
Management Fees	%	0.29	0.29	0.29	0.29

Distribution and/or Shareholder Services	%	0.25	None	None	0.25
(12b-1) Fees
Other Expenses	%	0.56	0.06	0.06	0.56
Total Annual Fund Operating Expenses	%	1.10	0.35	0.35	1.10
Waivers and Reimbursements 3%		(0.50)	None	(0.03)	(0.50)
Total Annual Fund Operating Expenses After	%	0.60	0.35	0.32	0.60
Waivers and Reimbursements
1
A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2
The expense information has been restated to reflect current contractual rates.
3
The adviser is contractually obligated to limit expenses to 0.60%, 0.35%, 0.32%, and 0.60% for Class A, Class I, Class R6, and Class T shares, respectively, through October 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. The limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund's board.
2.
The section entitled "Annual Fund Operating Expenses" of the Fund's Class P3 shares Prospectuses is deleted and replaced with the following:
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Annual Fund Operating Expenses

Expenses you pay each year as a % of the value of your investment
Class	P3
Management Fees	0.29%

Distribution and/or Shareholder Services (12b-1) Fees	None

Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.35%
Waivers and Reimbursements 2	(0.35)%
Total Annual Fund Operating Expenses After Waivers and	0.00%
Reimbursements
1
The expense information has been restated to reflect current contractual rates.
2
The adviser is contractually obligated to limit expenses to 0.00% for Class P3 shares, through October 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. The limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund's board.
3.
The table in the section entitled "Expense Example" in the summary section of the Fund's
Class A, Class I, Class R6 and Class T Prospectuses is deleted and replaced with the following:
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$633	858	1,101	1,796
I	Sold or Held	$36	113	197	443
R6	Sold or Held	$33	109	193	440
T	Sold or Held	$310	543	794	1,513
4.
The table in the section entitled "Expense Example" in the summary section of the Fund's
Class P3 Prospectuses is deleted and replaced with the following:
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
P3	Sold or Held	$0	77	161	409
5.
The first paragraph of the section entitled "Principal Investment Strategies" of the Fund's
Prospectuses is deleted and replaced with the following:
The Fund invests primarily in equity securities of issuers included in the Russell 1000
®
Value
Index ("Index").
6.
The sixth and seventh paragraphs of the section entitled "Principal Investment Strategies" of the Fund's Prospectuses are deleted and replaced with the following:
The Sub-adviser creates a target universe that consists of dividend paying securities by screening for companies that exhibit stable dividend yields within each industry sector. Once the Sub-Adviser creates this target universe, the Sub-Adviser seeks to identify the most attractive securities within each sector by ranking each security relative to other securities
2

within its sector using proprietary fundamental sector-specific models. The Sub-Adviser then uses optimization techniques to seek to achieve the portfolio's target dividend yield, which is expected to be higher than the Index in aggregate, manage target beta, determine active weights, and neutralize sector exposures in order to create a portfolio that the Sub-Adviser believes will provide the potential for maximum total return consistent with maintaining lower volatility than the Index. Under certain market conditions, the Fund will likely earn a lower level of total return than it would in the absence of its strategy of maintaining a relatively low level of volatility.
7.
The eighth paragraph of the section entitled "Principal Investment Strategies" of the Fund's
Prospectuses is deleted in its entirety.
8.
The section entitled "Performance Information" of the Fund's Prospectuses is revised to include the following paragraph:
The Fund's performance prior to December 31, 2020 reflects returns achieved pursuant to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, the performance information shown would have been different.
9.
The table in the subsection entitled "Performance Information – Average Annual Total Returns" in the summary section of the Fund's Class A, Class I, Class R6 and Class T shares Prospectuses is deleted and replaced with the following:
Average Annual Total Returns %
(for the periods ended December 31, 2019)
		1 Yr	5 Yrs	10 Yrs	Since	Inception
					Inception	Date

Class A before taxes	%	17.82	N/A	N/A	10.09	12/06/16

After tax on distributions	%	17.00	N/A	N/A	8.79

After tax on distributions	%	10.72	N/A	N/A	7.50
with sale
Russell 1000 ® Value	%	26.54	N/A	N/A	9.90
Index 1,2
Russell 1000 ® Index 1,2%		31.43	N/A	N/A	15.13

Class I before taxes	%	25.44	N/A	N/A	12.66	12/06/16

Russell 1000 ® Value	%	26.54	N/A	N/A	9.90
Index 1,2
Russell 1000 ® Index 1,2%		31.43	N/A	N/A	15.13

1
Effective December 31, 2020 the Fund changed its benchmark from the Russell 1000
®
Index to the Russell 1000
®
Value Index because the Russell 1000
®
Value Index is considered by the adviser to be a more appropriate benchmark, reflecting the type of securities in which the Fund invests.

The index returns do not reflect deductions for fees, expenses or taxes.

10.
The table in the subsection entitled "Performance Information – Average Annual Total Returns" in the summary section of the Fund's Class P3 shares Prospectuses is deleted and replaced with the following:
Average Annual Total Returns %
(for the periods ended December 31, 2019)
		1 Yr	5 Yrs	10 Yrs	Since	Inception
					Inception	Date

Class P3 before taxes	%	25.97	N/A	N/A	9.03	09/28/18

After tax on distributions	%	24.99	N/A	N/A	7.39

After tax on distributions	%	15.45	N/A	N/A	6.80
with sale
Russell 1000 ® Value	%	26.54	N/A	N/A	9.26
Index 1, 2
Russell 1000 ® Index 1,2%		31.43	N/A	N/A	10.48
1
Effective December 31, 2020 the Fund changed its benchmark from the Russell 1000
®
Index to the Russell 1000
®
Value Index because the Russell 1000
®
Value Index is considered by the adviser to be a more appropriate benchmark, reflecting the type of securities in which the Fund invests.
2
The index returns do not reflect deductions for fees, expenses or taxes.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA EQUITY TRUST
Voya U.S. High Dividend Low Volatility Fund
(the "Fund")
Supplement dated December 4, 2020
to the Fund's Class A, Class I, Class P3, Class R6, and Class T shares Statement of Additional
Information ("SAI") dated September 30, 2020
On November 19, 2020, the Board of Trustees of Voya Equity Trust approved modifications with respect to the Fund's management fee, sub-advisory fee and expense limits effective December 31, 2020.
Effective December 31, 2020 the Fund's SAI is revised as follows:
1.
The line item with respect to the Fund in the table of the
sub-section entitled "Adviser – Management Fees" of the Fund's SAI is deleted and replaced with the following:
Fund	Annual Management Fee
Voya U.S. High Dividend	0.290% of the Fund's average daily net assets.
Low Volatility Fund
2.
The line item with respect to the Fund in the table within the section entitled
"Sub-Adviser – Sub-Advisory Fees" of the Fund's SAI is deleted and replaced with the following:
Fund	Sub-Adviser	Annual Sub-Advisory Fee
Voya U.S. High Dividend	Voya IM	0.13% of the Fund's average
Low Volatility Fund		daily net assets.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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